WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INTERNATIONAL EQUITY FUND	March 31, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 80.4%
Australia - 2.8%
Abacus Property Group	15,591	$38,299
Adbri Ltd.	11,052	24,787
ALS Ltd.	9,859	97,584
ARB Corp. Ltd.	1,871	57,393
Atlassian Corp. PLC - Class A (a)	4,440	1,304,605
Aurelia Metals Ltd. (a)	138,620	50,663
Aurizon Holdings Ltd.	37,370	102,615
Australia & New Zealand Banking Group Ltd.	1,407	28,833
Australian Clinical Labs Ltd.	10,396	39,779
BHP Group Ltd.	7,374	287,217
BGP Holdings Ltd. (b)(c)	4,007	–
Charter Hall Group	14,174	172,092
Charter Hall Long Wale REIT	41,054	162,640
Charter Hall Retail REIT	64,303	200,687
Coronado Global Resources, Inc. - ADR (d)	47,239	69,939
Credit Corp. Group Ltd.	1,323	29,531
CSL Ltd.	11,450	2,273,939
Dexus (a)	19,656	159,965
Dicker Data Ltd.	4,750	51,479
Elders Ltd.	21,178	209,667
Emeco Holdings Ltd.	66,464	43,001
Evolution Mining Ltd.	7,762	25,221
Goodman Group	6,868	116,652
Grange Resources Ltd.	171,935	141,120
GUD Holdings Ltd.	11,914	102,676
Healius Ltd.	62,317	202,915
Iluka Resources Ltd.	3,897	32,706
Ingenia Communities Group	30,719	115,086
JB Hi-Fi Ltd.	2,273	91,761
Lovisa Holdings Ltd.	1,772	24,494
Metcash Ltd.	24,029	81,164
National Australia Bank Ltd.	5,386	129,382
New Hope Corp. Ltd.	10,020	25,256
Nick Scali Ltd.	9,704	81,838
Nine Entertainment Co. Holdings Ltd.	27,101	59,702
Northern Star Resources Ltd.	14,154	112,177
NRW Holdings Ltd.	25,212	40,361
Orora Ltd.	9,547	25,565
Perseus Mining Ltd.	44,851	65,050
Premier Investments Ltd.	2,555	51,928
REA Group Ltd.	323	32,295
Rio Tinto Ltd.	117	10,364
Sandfire Resources Ltd.	17,943	75,762
Service Stream Ltd. (a)	50,600	39,418
Seven West Media Ltd. (a)	77,815	39,400
Shopping Centres Australasia Property Group	67,477	146,283
Sonic Healthcare Ltd.	1,336	35,180
South32 Ltd.	6,838	25,463
Telstra Corp. Ltd.	14,358	42,343
Wesfarmers Ltd.	4,981	187,159
West African Resources Ltd. (a)	119,657	111,082
Westpac Banking Corp.	6,097	109,795
Wisetech Global Ltd.	1,053	40,249
		7,824,562
Austria - 0.1%
Erste Group Bank AG	932	33,802
OMV AG	1,607	76,629
Palfinger AG	1,382	34,540
Porr AG (a)	1,898	24,610
Raiffeisen Bank International AG	7	99
Semperit AG Holding	1,951	48,948
Telekom Austria AG	13,030	100,606
Wienerberger AG	1,308	39,326
		358,560
Belgium - 0.2%
Aedifica SA	368	46,258
Anheuser-Busch InBev SA/NV	8	480
Bekaert SA	2,885	112,685
Intervest Offices & Warehouses NV	1,037	31,312
Telenet Group Holding NV	3,301	106,459
Tessenderlo Group SA (a)	776	28,068
Warehouses De Pauw CVA	4,706	202,788
		528,050
Brazil - 1.2%
Ambev SA	649,900	2,118,534
Banco do Brasil SA	700	5,102
Cia de Saneamento de Minas Gerais-COPASA	17,300	49,708
Cia de Saneamento do Parana	36,400	156,042
Cury Construtora e Incorporadora SA	15,800	25,155
Energisa SA	1,700	17,436
Jalles Machado SA	46,300	96,178
Mahle-Metal Leve SA	4,700	25,341
Marfrig Global Foods SA	9,700	43,600
Mills Estruturas e Servicos de Engenharia SA	57,500	91,787
Petroleo Brasileiro SA	10,800	80,143
Petroreconcavo SA (a)	6,400	32,705
Portobello SA	32,400	66,895
Vale SA	24,200	485,520
YDUQS Participacoes SA	11,600	51,287
		3,345,433
Britain - 7.7%
Airtel Africa PLC (d)	87,917	159,890
Ashtead Group PLC	1,822	114,855
AstraZeneca PLC	5,744	761,717
Aviva PLC	127,719	753,913
Barclays PLC	297,613	578,144
Barratt Developments PLC	9,856	67,245
Big Yellow Group PLC	8,768	176,452
BP PLC	46,745	228,444
Bytes Technology Group PLC	7,183	46,799
Central Asia Metals PLC	14,430	44,767
Centrica PLC (a)	72,298	75,678
Clipper Logistics PLC	4,857	56,122
Computacenter PLC	5,508	211,604
Cranswick PLC	891	41,125
Currys PLC	20,354	24,212
Diageo PLC	3,697	186,858
Drax Group PLC	4,043	41,618
Dunelm Group PLC	3,379	48,139
Electrocomponents PLC	6,070	85,831
EMIS Group PLC	3,868	67,593
Ferguson PLC	8,870	1,204,010
Firstgroup PLC (a)	41,774	60,708
Forterra PLC (d)	9,668	29,503
Future PLC	2,374	80,784
GlaxoSmithKline PLC	17,429	375,837
Global Ship Lease, Inc. - Class A	2,431	69,259
Greggs PLC	3,365	108,315
Gulf Keystone Petroleum Ltd.	37,277	116,363
Halfords Group PLC	20,372	65,683
Harbour Energy PLC (a)	4,726	30,060
Howden Joinery Group PLC	23,378	234,480
HSBC Holdings PLC	274,135	1,878,382
IMI PLC	11,039	196,739
Indivior PLC (a)	11,188	41,093
InterContinental Hotels Group PLC	1,522	103,065
ITV PLC (a)	159,419	170,631
J Sainsbury PLC	367,224	1,215,977
John Wood Group PLC (a)	501,015	1,057,963
Kainos Group PLC	1,372	23,716
Keller Group PLC	2,436	26,553
Legal & General Group PLC	11,514	40,827
Liontrust Asset Management PLC	3,252	54,191
Lloyds Banking Group PLC	465,157	284,767
M&G PLC	12,454	36,074
Man Group PLC	49,357	150,443
Morgan Advanced Materials PLC	13,630	55,289
NatWest Group PLC	234,276	659,208
Ninety One PLC	23,025	77,074
OSB Group PLC	4,432	32,683
Pagegroup PLC	3,508	22,595
Pan African Resources PLC	137,529	40,234
Persimmon PLC	1,005	28,267
Pets at Home Group PLC	9,950	47,084
Reckitt Benckiser Group PLC	8,606	657,815
Redde Northgate PLC	10,651	60,193
Redrow PLC	5,455	37,274
Renewi PLC (a)	6,254	54,150
Rightmove PLC	8,216	67,963
Rio Tinto PLC	3,561	282,479
Royal Mail PLC	37,616	161,108
Safestore Holdings PLC	18,037	316,569
Savills PLC	3,678	53,461
Serco Group PLC	76,987	144,881
Serica Energy PLC	11,293	59,027
Shell PLC	8,457	232,091
Shell PLC	67,616	1,862,494
Spirent Communications PLC	12,366	38,562
SSE PLC	1,213	27,775
Stagecoach Group PLC (a)	75,310	105,116
Standard Chartered PLC	156,135	1,035,382
Standard Life Investment Property Income Trust Ltd.	28,511	32,006
SThree PLC	7,759	41,892
Supermarket Income Reit PLC	73,005	121,249
Tate & Lyle PLC	4,430	42,556
Team17 Group PLC (a)	5,588	39,179
TechnipFMC PLC (a)	130,044	1,007,841
Tesco PLC	350,820	1,268,330
Tullow Oil PLC (a)	42,310	29,760
Unilever PLC	891	40,335
Vertu Motors PLC	38,139	32,386
Virgin Money UK PLC	25,985	58,049
Vodafone Group PLC	616,657	1,011,726
Watches of Switzerland Group PLC (a)(d)	1,971	29,225
		21,339,737
Canada - 5.4%
Ag Growth International, Inc.	1,201	41,482
AGF Management Ltd. - Class B	14,198	88,358
Alimentation Couche-Tard, Inc.	2,900	130,647
Aritzia, Inc. (a)	2,272	92,741
Artis Real Estate Investment Trust	14,817	154,908
Bank of Montreal	2,800	329,487
Barrick Gold Corp.	14,000	343,351
Birchcliff Energy Ltd.	8,200	54,835
Bird Construction, Inc.	4,300	31,403
BRP, Inc.	1,100	90,066
Canaccord Genuity Group, Inc.	8,593	84,889
Canadian Apartment Properties REIT	2,685	115,226
Canadian Imperial Bank of Commerce	700	84,970
Canadian Natural Resources Ltd.	3,000	185,762
Canadian Pacific Railway Ltd.	37,820	3,121,663
Canadian Tire Corp. Ltd. - Class A	1,100	166,089
Canfor Corp. (a)	10,912	224,848
Cenovus Energy, Inc.	3,400	56,678
CGI, Inc. (a)	100	7,966
CI Financial Corp.	8,062	128,074
Cogeco Communications, Inc.	1,134	93,866
Crescent Point Energy Corp.	17,471	126,615
Dream Industrial Real Estate Investment Trust	5,300	68,425
Empire Co. Ltd. - Class A	4,600	163,152
Enbridge, Inc.	7,100	326,845
Enerplus Corp.	3,000	38,011
ERO Copper Corp. (a)	3,345	48,992
Fairfax Financial Holdings Ltd.	500	272,779
Finning International, Inc.	8,543	257,216
First Capital Real Estate Investment Trust	8,085	116,087
George Weston Ltd.	1,850	227,819
Gildan Activewear, Inc.	6,100	228,796
Granite Real Estate Investment Trust	1,394	107,470
Home Capital Group, Inc.	1,800	54,713
iA Financial Corp., Inc.	600	36,480
IGM Financial, Inc.	200	7,066
Imperial Oil Ltd.	4,000	193,577
Interfor Corp.	3,772	104,909
Killam Apartment Real Estate Investment Trust	13,435	230,195
Kinross Gold Corp.	34,200	200,798
Linamar Corp.	554	24,626
Lululemon Athletica, Inc. (a)	5,670	2,070,854
Lundin Mining Corp.	4,300	43,580
Manulife Financial Corp.	4,420	94,258
National Bank of Canada	1,600	122,648
Onex Corp.	2,100	140,734
Parex Resources, Inc.	2,800	57,449
Parkland Corp. (a)	2,000	59,145
Pet Valu Holdings Ltd.	1,600	42,824
Richelieu Hardware Ltd.	5,099	185,745
Royal Bank of Canada	2,200	242,217
Russel Metals, Inc.	1,374	36,401
Shopify, Inc. - Class A (a)	1,810	1,223,488
Shopify, Inc. - Class A (a)	100	67,629
Spin Master Corp. (a)(d)	800	27,549
Stelco Holdings, Inc.	1,400	58,222
Stella-Jones, Inc.	1,468	44,117
Suncor Energy, Inc.	2,300	74,879
TFI International, Inc.	400	42,603
The Bank of Nova Scotia	5,181	371,330
The Descartes Systems Group, Inc. (a)	2,700	197,681
The North West Co., Inc.	3,544	108,575
The Toronto-Dominion Bank	6,400	507,792
Thomson Reuters Corp.	1,400	151,999
TMX Group Ltd.	100	10,285
Toromont Industries Ltd.	300	28,439
Tourmaline Oil Corp	100	4,607
Tricon Residential, Inc.	2,200	34,967
True North Commercial Real Estate Investment Trust	3,718	21,294
Vermilion Energy, Inc.	2,633	55,286
Western Forest Products, Inc.	75,600	121,550
Whitecap Resources, Inc.	6,800	56,243
WSP Global, Inc.	700	92,898
		14,859,168
Chile - 0.0% (e)
Cia Cervecerias Unidas SA	692	5,179
Empresa Nacional de Telecomunicaciones SA	13,002	56,830
Falabella SA	6,418	20,514
		82,523
China - 3.6%
Alibaba Group Holding Ltd. (a)	125,848	1,722,517
Anhui Conch Cement Co. Ltd. - Class A	9,369	58,029
Anhui Conch Cement Co. Ltd. - Class H	19,300	98,912
Anhui Expressway Co. Ltd.	66,000	64,252
ANTA Sports Products Ltd.	5,900	73,632
Avichina Industry (a)	52,000	28,877
BAIC Motor Corp. Ltd. - Class H (d)	67,500	22,550
Baidu, Inc. - ADR (a)	5,095	674,068
Bank of Jiangsu Co. Ltd. - Class A	29,300	32,482
Beijing United Information Technology Co. Ltd. - Class A	500	8,766
BOE Technology Group Co. Ltd. - Class A	88,200	59,555
BYD Co. Ltd. - Class A	3,900	139,303
BYD Electronic International Co. Ltd.	12,500	25,213
China BlueChemical Ltd. - Class H	166,000	56,685
China Construction Bank Corp. - Class A	16,700	16,516
China Construction Bank Corp. - Class H	752,000	564,900
China Galaxy Securities Co. Ltd. - Class A	6,900	10,759
China Galaxy Securities Co. Ltd. - Class H	113,300	63,276
China Medical System Holdings Ltd.	26,000	40,695
China Modern Dairy Holdings Ltd.	552,000	89,304
China National Building Material Co. Ltd. - Class H	14,000	17,300
China Petroleum & Chemical Corp. - Class A	74,900	50,946
China Petroleum & Chemical Corp. - Class H	318,000	159,006
China Reinsurance Group Corp. - Class H	643,000	58,897
China XLX Fertiliser Ltd.	52,000	50,218
China Yongda Automobiles Services Holdings Ltd.	33,500	36,432
China Youran Dairy Group Ltd. (a)(d)	84,000	38,508
Chongqing Brewery Co. Ltd. - Class A (a)	1,200	20,222
COFCO Joycome Foods Ltd.	120,000	53,107
COSCO SHIPPING Holdings Co. Ltd. - Class A (a)	15,800	38,214
COSCO SHIPPING Holdings Co. Ltd. - Class H (a)	23,500	40,694
Country Garden Services Holdings Co. Ltd.	2,500	10,623
Daqo New Energy Corp. - ADR (a)	2,309	95,408
Ecovacs Robotics Co. Ltd. - Class A	900	15,285
Focus Media Information Technology Co. Ltd. - Class A	34,839	33,321
G-bits Network Technology Xiamen Co. Ltd. - Class A	200	11,267
Gigadevice Semiconductor Beijing, Inc. - Class A	600	13,229
Greenland Holdings Corp. Ltd. - Class A	20,100	17,045
Guangzhou Kingmed Diagnostics Group Co. Ltd. - Class A	1,100	12,698
Haitong Securities Co. Ltd. - Class A	22,600	36,556
Hangzhou Tigermed (a)	300	5,089
Huaxi Securities Co. Ltd. - Class A	2,700	3,555
Industrial & Commercial Bank of China Ltd. - Class H	394,100	241,578
JCET Group Co. Ltd. - Class A	3,000	11,574
JD.com, Inc. - Class A (a)	142	4,156
JD.com, Inc. - ADR (a)	1,188	68,750
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	3,300	70,075
JiuGui Liquor Co. Ltd. - Class A	524	12,148
Li Auto, Inc. - ADR (a)	5,654	145,930
Li Ning Co. Ltd.	134,500	1,152,796
Livzon Pharmaceutical Group, Inc. - Class A	1,500	9,052
LONGi Green Energy Technology Co. Ltd. - Class A	6,720	75,850
Luzhou Laojiao Co. Ltd. - Class A	800	23,337
Maanshan Iron & Steel Co. Ltd. - Class H	66,000	26,410
NetDragon Websoft Holdings Ltd.	21,000	43,768
NetEase, Inc. - ADR	861	77,223
Newborn Town, Inc. (a)	50,000	21,904
NIO, Inc. - ADR (a)	3,883	81,737
Oppein Home Group, Inc. - Class A	900	16,587
PetroChina Co. Ltd. - Class A	18,300	15,863
PetroChina Co. Ltd. - Class H	454,000	232,493
SAIC Motor Corp. Ltd. - Class A	18,268	48,807
Shaanxi Coal Industry Co. Ltd. - Class A	3,000	7,765
Shanghai Jahwa United Co. Ltd. - Class A	1,600	8,675
Shanghai Pharmaceuticals Holding Co. Ltd. - Class A	2,700	10,373
Shenzhou International Group Holdings Ltd.	67,000	893,640
Sinotrans Ltd. - Class H	209,000	65,050
Sinotruk Hong Kong Ltd.	27,000	41,064
Tencent Holdings Ltd.	2,980	140,583
Tongdao Liepin Group (a)	18,600	41,791
Trip.com Group Ltd. - ADR (a)	58,815	1,359,803
West China Cement Ltd.	158,000	25,130
Will Semiconductor Co. Ltd. - Class A	1,800	54,193
Xinte Energy Co. Ltd. - Class H	13,200	32,226
XPeng, Inc. - ADR (a)	3,175	87,598
Zhongsheng Group Holdings Ltd.	4,000	28,164
Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class A	16,600	17,328
Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class H	46,800	29,633
		9,890,965
Czech Republic - 0.3%
CEZ AS	18,635	781,405
Komercni Banka AS	129	4,989
		786,394
Denmark - 2.8%
ALK-Abello A/S (a)	1,140	25,102
AP Moller - Maersk A/S - Class A	47	138,892
AP Moller - Maersk A/S - Class B	547	1,648,739
Carlsberg AS - Class B	45	5,494
Chemometec A/S	321	38,884
D/S Norden A/S	3,992	139,445
Danske Bank A/S	33,742	557,637
DSV A/S	8,750	1,673,146
Genmab A/S (a)	1,410	510,788
Jyske Bank A/S (a)	2,574	139,408
Novo Nordisk A/S - Class B	21,103	2,337,087
Pandora A/S	495	46,832
Per Aarsleff Holding A/S	1,530	59,033
Ringkjoebing Landbobank A/S	509	64,236
Royal Unibrew A/S	426	39,597
Scandinavian Tobacco Group A/S (d)	7,042	149,930
Solar A/S - Class B	313	34,513
		7,608,763
Egypt - 0.0% (e)
Abou Kir Fertilizers & Chemical Industries	31,305	42,591
Eastern Co. SAE	38,439	25,255
Palm Hills Developments SAE	269,081	23,022
Telecom Egypt Co.	28,253	27,032
		117,900
Finland - 1.0%
Fortum Oyj	2,629	47,725
Kesko Oyj - Class B	3,333	91,995
Neste Oyj	1,066	48,564
Nokia Oyj (a)	312,379	1,719,621
Nordea Bank Abp	17,946	184,803
Puuilo Oyj (a)	10,733	79,569
Sampo Oyj - Class A	4,557	222,437
Terveystalo Oyj (d)	2,259	27,935
Tokmanni Group Corp.	4,136	68,496
Uponor Oyj	4,093	82,467
Valmet Oyj	2,725	84,591
		2,658,203
France - 5.9%
Airbus SE (a)	1,539	186,025
Amundi SA (d)	17,903	1,221,587
Axa SA	797	23,276
Biosynex (f)	4,920	110,731
Bouygues SA	9,135	318,455
Bureau Veritas SA	3,911	111,712
Cie de Saint-Gobain	2,931	174,425
Cie Generale des Etablissements Michelin SCA	13,026	1,759,729
Coface SA (a)	4,076	48,847
Elis SA (a)	3,219	47,351
Engie SA	32,805	430,024
Eurobio Scientific SA (a)	980	25,035
Faurecia SE	201	5,200
Hermes International	169	239,708
Jacquet Metals SACA	1,665	35,975
Kering SA	925	584,324
Lagardere SA (a)	1,707	47,828
Legrand SA	1,050	99,821
L'Oreal SA	123	49,233
LVMH Moet Hennessy Louis Vuitton SE	3,465	2,467,334
Mersen SA	815	30,051
Nexity SA	2,032	71,382
Pernod Ricard SA	6,640	1,456,307
Publicis Groupe SA	12,581	764,256
Rexel SA	125,115	2,665,337
Rothschild & Co.	813	32,053
Rubis SCA	793	23,308
Sanofi	1,171	119,424
Schneider Electric SE	8,450	1,410,790
SCOR SE	18,087	581,338
Societe BIC SA	3,205	161,866
Societe Generale SA	1,906	50,989
Technip Energies NV (a)	6,616	80,591
Television Francaise 1	5,474	53,103
Thales SA	255	32,200
TotalEnergies SE	7,082	359,334
Valeo	411	7,551
Verallia SA (d)	2,273	53,880
Vicat SA	1,313	44,366
Virbac SA	362	144,449
		16,129,195
Georgia - 0.0% (e)
TBC Bank Group PLC	2,149	30,964
Germany - 3.3%
Adesso SE	323	66,155
adidas AG	435	101,580
Allianz SE	2,459	587,199
Amadeus Fire AG	191	30,498
Atoss Software AG	328	64,802
Aurubis AG	1,198	143,194
BASF SE	35,440	2,020,969
Bayerische Motoren Werke AG	1,138	98,568
Cewe Stiftung & Co. KGAA	445	44,929
Cliq Digital AG	2,548	73,902
Covestro AG (d)	35,838	1,810,839
Daimler Truck Holding AG (a)	1,586	44,061
Dermapharm Holding SE	1,403	89,681
Deutsche Post AG	11,564	555,289
Freenet AG	1,918	51,414
Fresenius Medical Care AG & Co. KGaA	25,717	1,724,657
Gerresheimer AG	438	32,046
HelloFresh SE (a)	2,290	103,479
Hornbach Holding AG & Co. KGaA	307	38,646
Infineon Technologies AG	2,274	77,688
Kloeckner & Co. SE (a)	5,748	77,620
Koenig & Bauer AG (a)	954	22,248
Mercedes-Benz Group AG	3,173	222,862
MLP SE	2,758	22,065
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	211	56,520
ProSiebenSat.1 Media SE	2,137	27,333
Puma SE	566	48,311
Rheinmetall AG	1,652	350,660
RWE AG	873	38,079
Salzgitter AG (a)	1,096	51,018
Sirius Real Estate Ltd.	45,974	75,390
Suedzucker AG	1,998	25,862
SUESS MicroTec SE (a)	1,245	21,936
Volkswagen AG	386	96,175
Wacker Chemie AG	734	126,003
Wacker Neuson SE	3,029	67,887
Wuestenrot & Wuerttembergische AG	1,312	26,479
		9,116,044
Gibraltar - 0.0% (e)
888 Holdings PLC	22,537	54,332
Greece - 0.1%
FF Group (a)(b)	2,880	–
Hellenic Telecommunications Organization SA	2,765	50,025
National Bank of Greece SA (a)	20,171	74,442
		124,467
Hong Kong - 2.3%
AIA Group Ltd.	232,165	2,430,636
Beijing Enterprises Holdings Ltd.	14,500	45,838
Bosideng International Holdings Ltd.	36,000	16,736
Brilliance China Automotive Holdings Ltd. (a)(b)	658,000	–
China Everbright Ltd.	46,000	45,378
China Overseas Land & Investment Ltd.	304,000	905,561
China Resources Land Ltd.	6,000	27,812
China Taiping Insurance Holdings Co. Ltd.	44,000	53,607
China Traditional Chinese Medicine Holdings Co. Ltd.	10,000	5,234
China Water Affairs Group Ltd.	38,000	41,464
Chow Tai Fook Jewellery Group Ltd.	16,000	28,979
First Pacific Co. Ltd.	402,000	162,267
Futu Holdings Ltd. - ADR (a)(f)	792	25,788
Galaxy Entertainment Group Ltd.	305,000	1,812,701
Hutchison Port Holdings Trust	145,000	35,344
Jardine Matheson Holdings Ltd.	3,000	164,544
Johnson Electric Holdings Ltd.	20,000	27,499
Kerry Logistics Network Ltd.	26,500	60,483
Perfect Medical Health Management Ltd.	51,000	31,422
Sino Biopharmaceutical Ltd.	54,000	33,498
Sun Hung Kai Properties Ltd.	6,000	71,473
Swire Pacific Ltd. - Class A	1,500	9,153
Texhong Textile Group Ltd.	52,000	64,286
Truly International Holdings Ltd.	88,000	24,921
VSTECS Holdings Ltd.	62,000	58,179
Yuexiu Property Co. Ltd.	183,800	182,207
		6,365,010
Hungary - 0.0% (e)
MOL Hungarian Oil & Gas PLC	6,968	61,495
India - 1.6%
APL Apollo Tubes Ltd. (a)	4,946	59,355
Apollo Hospitals Enterprise Ltd.	3,248	192,360
Bharat Petroleum Corp. Ltd.	33,893	160,127
Bharti Airtel Ltd. (a)	5,525	54,801
Chambal Fertilisers and Chemicals Ltd.	14,452	79,996
Computer Age Management Services Ltd.	1,179	35,840
Container Corp. Of India Ltd.	623	5,501
Coromandel International Ltd.	2,461	25,862
GAIL India Ltd.	8,266	16,915
GHCL Ltd.	9,075	64,985
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	10,108	111,939
Gujarat State Fertilizers & Chemicals Ltd.	21,813	46,239
Hero MotoCorp Ltd.	532	16,009
Hindustan Petroleum Corp. Ltd.	24,038	85,167
ICICI Bank Ltd.	39,583	379,409
ICICI Securities Ltd. (d)	2,899	23,656
Indian Energy Exchange Ltd. (d)	9,951	29,250
Indian Oil Corp. Ltd.	72,900	114,031
Indraprastha Gas Ltd.	10,990	53,773
KPIT Technologies Ltd.	9,342	73,250
Mahindra & Mahindra Ltd.	7,193	76,093
National Aluminium Co. Ltd.	42,406	67,506
Newgen Software Technologies Ltd.	5,333	32,544
NIIT Ltd.	11,110	90,674
NTPC Ltd.	149,751	265,878
Oil & Natural Gas Corp. Ltd.	61,051	131,470
Oil India Ltd.	21,502	67,428
Page Industries Ltd.	199	112,906
Persistent Systems Ltd.	649	40,610
Polyplex Corp. Ltd.	3,151	100,277
Power Grid Corp. of India Ltd.	60,406	172,314
PTC India Ltd.	51,812	55,983
Rail Vikas Nigam Ltd.	65,209	27,899
Redington India Ltd.	38,880	73,987
Shyam Metalics & Energy Ltd.	20,857	99,044
Siemens Ltd.	2,628	81,699
Sonata Software Ltd.	4,434	43,094
State Bank of India	34,026	219,973
Suven Pharmaceuticals Ltd.	4,213	34,239
Tata Steel Ltd.	8,805	150,979
The Great Eastern Shipping Co. Ltd.	19,114	86,727
The Karnataka Bank Ltd.	62,084	45,196
The Karur Vysya Bank Ltd.	150,597	91,192
Timken India Ltd.	1,634	46,131
Trident Ltd.	84,047	58,913
United Spirits Ltd. (a)	11,408	133,303
Vedanta Ltd.	14,602	77,338
WNS Holdings Ltd. - ADR (a)	2,578	220,393
		4,332,255
Indonesia - 0.2%
Aneka Tambang Tbk	329,700	55,831
Astra Agro Lestari Tbk PT	75,200	65,588
Bank Tabungan Negara Persero Tbk PT	367,800	43,822
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,101,700	78,213
Kalbe Farma Tbk PT	1,536,800	172,273
Metrodata Electronics Tbk PT	511,500	24,190
		439,917
Ireland - 2.6%
Accenture PLC - Class A	7,230	2,438,173
Experian PLC	66,116	2,549,756
ICON PLC (a)	8,420	2,047,912
James Hardie Industries PLC - CDI	6,783	204,127
Keywords Studios PLC	1,211	41,556
		7,281,524
Isle Of Man - 0.0% (e)
Playtech PLC (a)	6,585	50,839
Israel - 0.3%
Ashtrom Group Ltd.	2,231	65,781
Danel Adir Yeoshua Ltd.	495	91,153
Delek Group Ltd. (a)	375	54,185
Delta Galil Industries Ltd.	819	55,913
Ilex Medical Ltd.	557	25,980
Maytronics Ltd.	3,544	69,130
Palram Industries 1990 Ltd.	1,812	25,704
Perion Network Ltd. (a)	1,300	29,237
Plus500 Ltd.	4,911	90,961
Radware Ltd. (a)	4,249	135,841
ZIM Integrated Shipping Services Ltd.	969	70,456
		714,341
Italy - 2.1%
Anima Holding SpA (d)	12,263	55,013
Assicurazioni Generali SpA (f)	21,821	499,301
Azimut Holding SpA	1,528	35,463
Banco BPM SpA	42,289	124,843
Buzzi Unicem SpA	2,886	53,483
Credito Emiliano SpA	5,764	37,902
DiaSorin SpA	48	7,516
Digital Bros SpA	1,123	31,889
El.En. SpA	2,120	33,696
Enel SpA	183,323	1,224,246
Eni SpA	38,191	559,925
Exprivia SpA (a)	15,587	33,777
Ferrari NV	9,375	2,050,167
Fila SpA	3,081	31,999
Hera SpA	41,316	152,441
Iren SpA	12,829	33,996
Leonardo SpA (a)	23,816	237,332
MFE-MediaForEurope NV - Class B	26,915	31,057
Moncler SpA	2,615	145,629
Piaggio & C SpA	16,982	47,974
Reply SpA	450	74,078
Sanlorenzo SpA	1,193	48,380
Stevanato Group SpA (a)	5,455	109,755
Webuild SpA	15,697	27,834
		5,687,696
Japan - 10.8%
ADEKA Corp.	3,300	72,603
Advantest Corp	700	55,602
Aisan Industry Co. Ltd.	4,600	27,346
Asahi Kasei Corp.	12,700	109,935
Astena Holdings Co. Ltd.	8,600	31,212
Asteria Corp.	3,800	29,731
Bell System24 Holdings, Inc.	7,000	78,498
Belluna Co. Ltd.	3,600	21,328
Benesse Holdings, Inc.	1,400	25,701
BML, Inc.	1,100	27,767
Bunka Shutter Co. Ltd.	4,300	34,588
Canon, Inc.	6,100	148,490
Careerlink Co. Ltd.	6,000	71,372
Cawachi Ltd.	4,500	82,900
Central Japan Railway Co.	100	13,034
Chugai Pharmaceutical Co. Ltd.	2,200	73,575
Cosmo Energy Holdings Co. Ltd.	4,300	92,800
Credit Saison Co. Ltd.	12,700	134,539
Daihen Corp.	1,000	34,458
Dai-ichi Life Holdings, Inc.	13,400	272,610
Daito Trust Construction Co. Ltd.	900	95,490
DCM Holdings Co. Ltd.	17,000	146,779
Dear Life Co. Ltd.	10,900	47,228
Disco Corp.	1,100	306,835
Earth Corp.	1,600	72,943
Eisai Co. Ltd.	700	32,440
EJ Holdings, Inc.	3,800	38,198
Electric Power Development Co. Ltd.	3,100	44,406
Endo Lighting Corp.	4,900	37,459
ENEOS Holdings, Inc.	41,600	156,354
Exedy Corp.	7,900	101,540
FIDEA Holdings Co. Ltd.	2,600	27,093
Fukuoka Financial Group, Inc.	30,100	582,461
Glory Ltd.	4,100	69,343
H.U. Group Holdings, Inc.	5,400	128,292
Hakuto Co. Ltd.	4,200	83,830
Halows Co. Ltd.	1,500	37,180
Hanwa Co. Ltd.	4,400	116,360
Hokkaido Electric Power Co., Inc.	29,300	116,413
Honda Motor Co. Ltd.	74,900	2,128,374
Hosiden Corp.	3,600	33,993
Hulic Reit, Inc.	16	21,876
Idemitsu Kosan Co. Ltd.	1,400	38,624
IDOM, Inc.	8,800	52,334
Iida Group Holdings Co. Ltd.	2,400	41,544
Iino Kaiun Kaisha Ltd.	5,500	37,048
Inabata & Co. Ltd.	1,900	32,014
INFRONEER Holdings, Inc.	10,000	85,434
Inpex Corp.	9,200	109,245
ISB Corp.	5,200	47,940
Iseki & Co. Ltd.	3,500	37,149
Isuzu Motors Ltd.	84,900	1,096,844
Itfor, Inc.	5,900	37,952
ITOCHU Corp	2,300	78,291
Itochu Techno-Solutions Corp.	200	5,108
Itoham Yonekyu Holdings, Inc.	24,100	128,311
Jaccs Co. Ltd.	2,500	62,825
Japan Post Holdings Co. Ltd.	31,600	232,115
Japan Post Insurance Co. Ltd.	500	8,746
Japan System Techniques Co. Ltd.	1,400	29,066
Japan Tobacco, Inc.	1,800	30,813
JINUSHI Co. Ltd.	1,700	26,243
Joshin Denki Co. Ltd.	1,600	25,100
JSB Co. Ltd.	1,000	28,030
Juki Corp.	15,500	105,742
Juroku Financial Group, Inc.	3,400	60,400
JVCKenwood Corp	82,100	119,325
Kajima Corp.	1,600	19,486
Kaneka Corp.	4,400	127,180
Kawasaki Kisen Kaisha Ltd.	2,100	136,627
KDDI Corp.	1,800	59,123
Keyence Corp.	4,880	2,268,848
KFC Holdings Japan Ltd.	1,900	44,249
Kintetsu World Express, Inc.	2,500	64,125
Kirin Holdings Co. Ltd.	1,600	23,929
Ki-Star Real Estate Co. Ltd.	1,000	42,462
Kobe Steel Ltd.	12,800	61,815
Komatsu Ltd.	86,400	2,073,226
Komeri Co. Ltd.	1,900	40,853
Komori Corp.	7,000	41,632
Kosaido Holdings Co. Ltd. (a)	4,900	32,096
Kuraray Co. Ltd.	3,000	25,852
Kureha Corp.	1,000	79,903
KYB Corp.	1,300	31,454
Kyocera Corp	100	5,621
Lasertec Corp.	9,500	1,597,167
Lawson, Inc.	1,800	68,794
Macnica Fuji Electronics Holdings, Inc.	6,200	133,033
Marubeni Corp.	7,200	83,999
Maruha Nichiro Corp.	1,600	31,361
Maxell Ltd.	3,300	32,418
Meiko Network Japan Co. Ltd.	5,300	25,139
Mimasu Semiconductor Industry Co. Ltd.	4,800	99,703
Mirai Corp.	371	160,973
Mirait Holdings Corp.	4,500	71,678
MISUMI Group, Inc.	7,000	208,276
Mitsubishi Chemical Holdings Corp.	27,300	181,650
Mitsubishi Logistics Corp.	2,800	69,409
Mitsubishi Materials Corp.	1,700	29,818
Mitsubishi UFJ Financial Group, Inc.	500	3,104
Mitsui & Co. Ltd.	23,500	640,133
Mitsui Chemicals, Inc.	2,700	68,015
Mitsui-Soko Holdings Co. Ltd.	4,900	100,472
Mizuho Financial Group, Inc.	13,100	167,679
Mochida Pharmaceutical Co. Ltd.	900	27,512
MOS Food Services, Inc.	1,400	33,087
MS&AD Insurance Group Holdings, Inc.	19,200	623,815
Nachi-Fujikoshi Corp.	2,800	95,693
Nexon Co. Ltd.	1,900	45,466
NGK Spark Plug Co. Ltd.	1,600	25,749
Nihon M&A Center Holdings, Inc.	2,100	29,183
Nikkiso Co. Ltd.	3,500	26,188
Nintendo Co. Ltd.	800	403,650
Nippon Electric Glass Co. Ltd.	4,500	99,687
Nippon Light Metal Holdings Co. Ltd.	1,900	26,602
NIPPON REIT Investment Corp.	12	37,623
Nippon Sheet Glass Co. Ltd. (a)	7,100	24,712
Nippon Steel Corp.	9,600	170,185
Nippon Suisan Kaisha Ltd.	26,200	117,540
Nippon Telegraph & Telephone Corp.	15,200	441,664
Nipro Corp.	17,500	146,439
Nishi-Nippon Financial Holdings, Inc.	14,900	91,870
Nisshinbo Holdings, Inc.	33,200	287,980
Nitto Denko Corp.	2,400	172,002
Nomura Research Institute Ltd.	100	3,302
Okamura Corp.	8,000	79,070
Onoken Co. Ltd.	5,500	69,341
Osaka Soda Co. Ltd.	2,000	50,930
Oyo Corp.	5,100	96,036
Pacific Metals Co. Ltd.	2,800	94,800
Panasonic Corp.	121,841	1,179,925
Pharma Foods International Co. Ltd.	2,300	37,084
Recruit Holdings Co. Ltd.	4,900	214,509
Resona Holdings, Inc.	150,900	646,189
Resorttrust, Inc.	3,300	56,337
Restar Holdings Corp.	2,500	40,351
Riken Corp.	1,200	23,965
Riken Vitamin Co. Ltd.	2,300	31,651
Rock Field Co. Ltd.	2,300	27,929
S Foods, Inc.	1,300	34,897
Sakai Chemical Industry Co. Ltd.	1,500	23,753
Sanei Architecture Planning Co. Ltd.	2,900	37,711
Santen Pharmaceutical Co. Ltd.	3,200	32,034
SCREEN Holdings Co. Ltd.	1,000	99,840
Seiko Epson Corp.	2,700	40,480
Shidax Corp.	16,100	51,229
Shimadzu Corp.	2,500	86,087
Shimano, Inc.	1,600	365,976
Shin-Etsu Chemical Co. Ltd.	1,200	182,862
Shionogi & Co. Ltd.	1,700	105,150
SKY Perfect JSAT Holdings, Inc.	41,400	140,219
SoftBank Corp.	7,600	88,827
SoftBank Group Corp.	100	4,498
Sony Group Corp.	2,300	237,385
SOSiLA Logistics REIT, Inc.	17	22,424
Star Asia Investment Corp.	138	70,425
Star Mica Holdings Co. Ltd.	3,400	36,701
Stella Chemifa Corp.	1,200	25,422
Sumitomo Corp.	33,300	577,436
Sumitomo Forestry Co. Ltd.	1,700	30,012
Sumitomo Heavy Industries Ltd.	1,100	25,275
Sumitomo Mitsui Financial Group, Inc.	28,800	919,130
Sumitomo Riko Co. Ltd.	4,900	24,010
Sumitomo Seika Chemicals Co. Ltd.	1,500	37,977
Sun Frontier Fudousan Co. Ltd.	7,000	59,984
Suzuki Motor Corp.	7,800	267,370
T&D Holdings, Inc.	24,600	333,743
Taihei Dengyo Kaisha Ltd.	1,300	28,116
Takaoka Toko Co. Ltd.	3,500	42,179
Takara Bio, Inc.	2,200	40,206
Takara Leben Co. Ltd.	19,700	48,173
Takara Leben Real Estate Investment Corp.	172	173,752
Takasho Co. Ltd.	8,000	45,236
Takeda Pharmaceutical Co. Ltd.	29,300	838,561
The 77 Bank Ltd.	4,100	51,412
The Aichi Bank Ltd.	2,200	81,424
The Ogaki Kyoritsu Bank Ltd.	3,100	48,061
The Oita Bank Ltd.	2,200	34,405
Tokyo Electron Ltd.	500	256,737
Tokyo Seimitsu Co. Ltd.	600	23,825
Tokyotokeiba Co. Ltd.	1,700	60,451
Tosei Corp.	7,400	70,485
Tosoh Corp.	4,800	70,984
Toyo Seikan Group Holdings Ltd.	10,500	120,336
Toyo Tire Corp.	1,800	22,906
Toyobo Co. Ltd.	7,100	63,315
Toyota Motor Corp.	20,000	358,270
Toyota Tsusho Corp.	1,300	53,491
Trans Genic, Inc.	10,400	36,189
Transcosmos, Inc. (a)	1,100	28,523
Trend Micro, Inc.	200	11,675
TV Asahi Holdings Corp.	2,000	24,608
Uchida Yoko Co. Ltd.	1,000	39,740
Unitika Ltd. (a)	20,800	49,355
Xebio Holdings Co. Ltd.	5,300	40,980
Yamaha Motor Co. Ltd.	200	4,482
Yokorei Co. Ltd.	6,000	42,186
		29,719,507
Jersey - 0.0% (e)
Centamin PLC	37,015	44,275
Luxembourg - 0.1%
Reinet Investments SCA	7,452	166,983
Malaysia - 0.2%
Bumi Armada Bhd (a)	614,200	59,808
Cahya Mata Sarawak Bhd	125,100	32,357
HAP Seng Consolidated Bhd	38,600	68,575
Hibiscus Petroleum Bhd	391,200	106,450
Lotte Chemical Titan Holding Bhd (d)	61,800	32,755
Sime Darby Bhd	213,800	121,887
Sime Darby Plantation Bhd	41,400	48,890
Telekom Malaysia Bhd	21,600	25,076
		495,798
Malta - 0.1%
Kambi Group PLC (a)	1,221	28,121
Kindred Group PLC - SDR	16,971	185,186
		213,307
Mauritius - 0.0% (e)
Capital Ltd.	88,034	120,022
Mexico - 0.3%
Alfa SAB de CV - Class A	103,600	78,755
America Movil SAB de CV - Series L	1,200	1,271
Arca Continental SAB de CV	15,700	106,553
Bolsa Mexicana De Valores SAB de CV	25,300	53,729
Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)	4,211	76,598
GCC SAB de CV	6,400	46,087
Genomma Lab Internacional SAB de CV - Class B	42,200	46,231
Grupo Mexico SAB de CV - Class B	3,900	23,284
Industrias Penoles SAB de CV	5,500	69,407
Orbia Advance Corp. SAB de CV	42,100	111,357
Promotora y Operadora de Infraestructura SAB de CV	9,150	72,492
		685,764
Monaco - 0.0% (e)
Costamare, Inc.	1,902	32,429
Netherlands - 3.2%
Adyen NV (a)(d)	655	1,294,006
ASM International NV	4,120	1,493,508
ASML Holding NV	1,546	1,031,187
ASML Holding NV - ADR	3,880	2,591,568
ASR Nederland NV	4,818	223,870
Boskalis Westminster	1,780	63,687
Eurocommercial Properties NV	1,866	51,031
ForFarmers NV	11,717	43,988
Heijmans NV - CVA	4,019	65,805
ING Groep NV	122,181	1,276,893
Koninklijke Ahold Delhaize NV	9,966	320,371
Ordina NV	21,232	108,957
Randstad NV	2,737	164,282
Signify NV (d)	787	36,697
Stellantis NV	302	4,945
		8,770,795
New Zealand - 0.0% (e)
Fletcher Building Ltd.	5,542	24,390
Summerset Group Holdings Ltd.	7,063	57,318
		81,708
Norway - 0.3%
2020 Bulkers Ltd.	1,884	25,772
Belships ASA	31,137	69,354
DNB Bank ASA	15,648	354,277
DNO ASA	24,948	36,412
Europris ASA (d)	9,658	61,908
FLEX LNG Ltd.	777	21,527
Panoro Energy ASA (a)	18,610	69,361
Rana Gruber ASA	17,870	136,158
SpareBank 1 Nord Norge	3,062	37,298
Veidekke ASA	2,030	28,153
		840,220
Peru - 0.0% (e)
Hochschild Mining PLC	14,522	24,511

Philippines - 0.1%
BDO Unibank, Inc.	68,300	174,449
DMCI Holdings, Inc.	230,300	40,159
First Gen Corp.	52,100	26,551
GT Capital Holding (a)	510	5,441
Metro Pacific Investments Corp.	1,004,000	73,618
Metropolitan Bank & Trust Co.	41,660	45,843
Robinsons Land Corp.	71,700	28,308
		394,369
Poland - 0.1%
Enea SA (a)	23,053	50,413
Grupa Azoty SA (a)	4,356	44,143
InPost SA (a)	1,363	8,567
LPP SA	16	42,931
PGE Polska Grupa Energetyczna SA (a)	48,765	104,746
Polski Koncern Naftowy ORLEN SA	1,446	26,011
Santander Bank Polska SA	881	63,568
Tauron Polska Energia SA (a)	76,354	51,717
		392,096
Portugal - 0.1%
Banco Comercial Portugues SA - Class R (a)	292,049	55,478
Jeronimo Martins SGPS SA	5,203	124,648
Sonae SGPS SA	118,438	135,972
		316,098
Qatar - 0.1%
Industries Qatar QSC	40,417	210,371
Qatar Fuel QSC	4,372	21,461
Qatar Islamic Bank SAQ	7,481	48,990
		280,822
Russia - 0.0% (e)
Globaltrans Investment PLC - GDR (b)	4,210	–
HeadHunter Group PLC - ADR (b)(c)	500	–
LUKOIL PJSC - ADR (b)(c)	16,488	–
Mechel PJSC - ADR (a)(b)(c)	6,500	–
Novolipetsk Steel PJSC (b)(c)	46,050	–
PhosAgro PJSC - GDR (b)(c)	5,089	–
Ros Agro PLC - GDR (b)(c)	3,238	–
Sberbank of Russia PJSC (b)(c)	29,200	–
Severstal PAO (b)(c)	608	–
Surgutneftegas PJSC (b)(c)	168,940	–
Tatneft PJSC (b)(c)	19,624	–
		–
Saudi Arabia - 0.2%
Alinma Bank	424	4,371
Arab National Bank	7,973	58,972
Etihad Etisalat Co.	3,280	36,023
Herfy Food Services Co.	5,882	88,277
Saudi Basic Industries Corp.	4,945	172,195
Saudi Electricity Co.	7,563	53,558
Saudi Telecom Co.	5,088	145,603
		558,999
Singapore - 0.7%
BW Energy Ltd. (a)	14,748	44,858
Cromwell EU REIT (a)	19,100	48,192
DBS Group Holdings Ltd.	40,750	1,071,331
Golden Agri-Resources Ltd.	528,900	118,236
Japfa Ltd.	100,700	51,534
Jiutian Chemical Group Ltd.	573,300	36,668
Oversea-Chinese Banking Corp. Ltd.	10,000	90,890
Riverstone Holdings Ltd.	95,700	69,785
Sea Ltd. - ADR (a)	85	10,182
SPH REIT	100,300	71,704
United Overseas Bank Ltd.	2,000	46,912
Wilmar International Ltd.	95,500	331,146
		1,991,438
South Africa - 0.6%
African Rainbow Minerals Ltd.	264	5,170
Anglo American Platinum Ltd.	953	130,867
Aspen Pharmacare Holdings Ltd.	1,544	20,988
Barloworld Ltd.	4,153	32,960
Gold Fields Ltd.	8,656	134,129
Harmony Gold Mining Co. Ltd.	5,564	27,973
Impala Platinum Holdings Ltd.	4,727	72,731
Investec Ltd.	22,306	148,564
Investec PLC	38,638	253,773
KAP Industrial Holdings Ltd.	94,677	31,520
Kumba Iron Ore Ltd.	2,298	101,782
Mediclinic International PLC (a)	6,085	28,648
Mr Price Group Ltd.	2,731	40,312
MTN Group Ltd.	2,256	29,232
MultiChoice Group	11,645	104,642
Murray & Roberts Holdings Ltd. (a)	42,482	36,706
Northam Platinum Holdings Ltd. (a)	1,737	25,945
Old Mutual Ltd.	86,028	81,068
Royal Bafokeng Platinum Ltd.	7,033	77,333
Shoprite Holdings Ltd.	16,425	265,054
Sibanye Stillwater Ltd.	2,760	11,211
Vodacom Group Ltd.	6,085	66,500
		1,727,108
South Korea - 2.4%
AfreecaTV Co. Ltd.	561	68,000
Asia Paper Manufacturing Co. Ltd.	728	26,027
BNK Financial Group, Inc.	20,484	133,947
Daewoo Engineering & Construction Co. Ltd. (a)	7,769	44,635
DB HiTek Co. Ltd.	1,072	65,717
DB Insurance Co. Ltd.	689	39,618
DGB Financial Group, Inc.	9,839	75,511
Global Standard Technology Co. Ltd.	1,055	27,400
GOLFZON Co. Ltd.	427	54,821
GS Holdings Corp.	278	10,038
Hana Financial Group, Inc.	21,866	872,922
Hankook Tire & Technology Co. Ltd.	3,531	97,577
Hanwha Aerospace Co. Ltd.	772	33,125
Hanwha General Insurance Co. Ltd. (a)	11,184	46,092
Hanwha Life Insurance Co. Ltd. (a)	14,071	36,379
HMM Co. Ltd.	3,757	89,821
Hyundai Glovis Co. Ltd.	666	105,316
Hyundai Steel Co.	936	31,755
Jahwa Electronics Co. Ltd. (a)	1,339	26,954
JB Financial Group Co. Ltd.	19,713	137,020
Kakao Corp.	128	11,117
Kia Corp.	3,573	216,995
Korea Gas Corp.	4,261	139,356
Korea Real Estate Investment & Trust Co. Ltd.	60,635	117,324
Korean Reinsurance Co.	12,742	103,135
Kumho Petrochemical Co. Ltd.	681	86,494
Kyung Dong Navien Co. Ltd.	700	26,421
LabGenomics Co. Ltd.	5,046	48,947
LF Corp.	3,271	47,605
LG Corp.	212	13,309
Lotte Chemical Corp.	153	26,281
LX Semicon Co. Ltd.	920	109,446
MegaStudyEdu Co. Ltd.	846	71,707
Osstem Implant Co. Ltd. (b)(c)	370	36,753
POSCO Holdings, Inc.	4,947	1,188,127
Samchully Co. Ltd.	670	58,552
Samsung Card Co. Ltd.	955	25,399
Samsung Electronics Co. Ltd.	9,571	546,769
Samsung Securities Co. Ltd.	2,104	72,403
SaraminHR Co. Ltd.	847	28,560
SD Biosensor, Inc.	993	45,788
Seegene, Inc.	2,003	84,256
Shinhan Financial Group Co. Ltd.	34,039	1,160,973
SK Chemicals Co. Ltd.	209	23,287
SK Hynix, Inc.	717	69,804
SL Corp.	2,229	45,027
S-Oil Corp.	72	5,708
Woongjin Thinkbig Co. Ltd.	11,329	28,770
Woori Financial Group, Inc.	4,266	53,517
Xi S&D, Inc.	4,979	38,491
Youngone Corp.	881	34,399
		6,587,395
Spain - 1.1%
Amadeus IT Group SA (a)	23,100	1,504,650
CaixaBank SA	275,445	928,363
Faes Farma SA	18,439	74,619
Gestamp Automocion SA (d)	15,130	52,839
Grupo Catalana Occidente SA	1,236	37,756
Industria de Diseno Textil SA	7,867	171,178
Laboratorios Farmaceuticos Rovi SA	1,955	144,416
Pharma Mar SA	632	47,576
Repsol SA	3,456	45,443
Unicaja Banco SA (d)	33,725	35,041
		3,041,881
Sweden - 1.8%
AcadeMedia AB (d)	11,546	63,470
Alfa Laval AB	4,526	155,643
Assa Abloy AB - Class B	5,208	140,426
Atlas Copco AB - Class A	19,091	990,794
Betsson AB (a)	12,270	74,313
Bilia AB - Class A	5,348	76,181
Bravida Holding AB (d)	3,503	40,256
Byggmax Group AB	5,506	40,676
Coor Service Management Holding AB (d)	7,259	58,133
EQT AB	2,496	97,745
Evolution AB (d)	16,050	1,637,977
Haldex AB (a)	6,162	26,734
Humana AB (a)	3,322	21,244
Husqvarna AB - Class B	6,736	70,209
Industrivarden AB - Class A	174	4,974
Intrum AB	917	24,709
Inwido AB	2,491	39,350
Lindab International AB	3,097	78,835
NCC AB - Class B	12,557	177,954
New Wave Group AB - Class B	8,422	136,214
Nordic Waterproofing Holding AB	1,532	27,348
Peab AB - Class B	16,179	162,113
Samhallsbyggnadsbolaget i Norden AB	8,579	38,207
Sandvik AB	2,025	42,992
Securitas AB - Class B	2,161	24,348
Skanska AB - Class B	103	2,304
SSAB AB - Class B (a)	38,975	260,065
Swedbank AB - Class A (f)	14,133	210,919
Swedish Match (a)	4,660	35,053
Thule Group AB (d)	4,040	159,765
Volvo AB - Class A	5,582	106,696
Wihlborgs Fastigheter AB	1,274	26,503
		5,052,150
Switzerland - 5.7%
Alcon, Inc.	25,500	2,014,324
Belimo Holding AG (a)	67	35,542
Bobst Group SA (a)	403	39,424
Cie Financiere Richemont SA	433	54,925
Credit Suisse Group AG	42,296	333,720
dormakaba Holding AG	84	43,022
Ferrexpo PLC	7,905	19,059
Geberit AG	202	124,353
Holcim Ltd.	6,524	318,512
Huber + Suhner AG	508	47,466
Interroll Holding AG	12	39,498
Kuehne + Nagel International AG	1,018	288,446
LEM Holding SA	22	53,176
Leonteq AG	402	32,240
Lonza Group AG	2,750	1,992,329
Molecular Partners AG (a)	1,349	27,071
Nestle SA	20,222	2,625,237
Novartis AG	4,294	376,590
Partners Group Holding AG	102	126,721
Roche Holding AG	4,617	1,825,909
Sensirion Holding AG (a)(d)	201	24,774
SFS Group AG	362	50,076
SGS SA	9	25,008
Sika AG	7,066	2,327,941
STMicroelectronics NV	12,586	546,754
Swiss Re AG	1,206	114,761
Swissquote Group Holding SA	395	71,532
Tecan Group AG	224	88,281
The Swatch Group AG	1,332	72,324
UBS Group AG	93,104	1,818,973
Zehnder Group AG	726	62,762
		15,620,750
Taiwan - 3.8%
Acer, Inc.	141,000	146,942
Advanced International Multitech Co. Ltd.	21,000	57,377
Anpec Electronics Corp	5,000	44,269
Asia Vital Components Co. Ltd.	10,000	40,313
Asustek Computer, Inc.	11,000	143,077
Brighton-Best International Taiwan, Inc.	21,000	28,044
Catcher Technology Co. Ltd.	70,000	351,815
Cathay Financial Holding Co. Ltd.	19,000	42,609
Chicony Power Technology Co. Ltd.	41,000	118,013
China General Plastics Corp.	34,000	41,435
ChipMOS Technologies, Inc.	27,000	48,010
Compal Electronics, Inc.	105,000	97,909
CTBC Financial Holding Co. Ltd.	176,000	180,010
DA CIN Construction Co. Ltd.	72,000	87,930
Faraday Technology Corp.	5,000	52,641
Farglory Land Development Co. Ltd.	31,000	73,725
Foxsemicon Integrated Technology, Inc.	7,000	56,526
Gigabyte Technology Co. Ltd.	18,000	80,762
Global Unichip Corp.	3,000	52,359
Gold Circuit Electronics Ltd.	10,000	29,376
Grape King Bio Ltd.	6,000	30,670
HannStar Display Corp.	78,000	41,780
Himax Technologies, Inc. - ADR (f)	2,292	24,891
Hiwin Technologies Corp.	3,000	25,002
Holtek Semiconductor, Inc.	15,000	61,971
Hon Hai Precision Industry Co. Ltd.	584,961	2,154,975
ITE Technology, Inc.	28,000	108,782
Kindom Development Co. Ltd.	62,000	77,948
King Yuan Electronics Co. Ltd.	18,000	26,793
Macronix International Co. Ltd.	169,000	234,906
MediaTek, Inc.	13,600	424,033
Micro-Star International Co. Ltd.	27,000	121,588
Nanya Technology Corp.	50,000	119,707
Novatek Microelectronics Corp.	20,700	305,528
Pegavision Corp.	3,000	52,648
Phison Electronics Corp.	3,000	49,337
Realtek Semiconductor Corp.	19,400	289,113
Scientech Corp.	23,000	70,960
Shin Foong Specialty & Applied Materials Co. Ltd.	6,000	27,218
Shiny Chemical Industrial Co. Ltd.	21,111	163,946
Silicon Motion Technology Corp. - ADR	500	33,410
Sitronix Technology Corp	9,000	90,460
TA Chen Stainless Pipe	31,000	52,671
Taiwan Semiconductor Manufacturing Co. Ltd.	115,600	2,389,965
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	11,620	1,211,501
Taiwan Surface Mounting Technology Corp.	6,000	24,489
Tong Hsing Electronic Industries Ltd.	7,000	70,184
TXC Corp.	8,000	28,446
Vanguard International Semiconductor Corp.	36,000	155,087
Winbond Electronics Corp.	131,000	141,017
Wisdom Marine Lines Co. Ltd.	11,000	32,962
Zhen Ding Technology Holding Ltd.	8,000	29,851
		10,444,981
Thailand - 0.5%
Amata Corp. PCL	114,200	75,654
AP Thailand PCL - NVDR	793,900	261,849
Chularat Hospital PCL - NVDR	221,700	25,716
Com7 PCL - Class F	20,200	25,999
Forth Corp. PCL (a)	147,500	139,066
Indorama Ventures PCL - NVDR	4,600	6,402
Mega Lifesciences PCL - NVDR	25,000	34,054
Polyplex Thailand PCL - NVDR	31,000	23,000
PTT Exploration & Production PCL - NVDR	16,800	72,658
PTT Global Chemical PCL - NVDR	32,200	48,896
The One Enterprise Public Co. Ltd. (a)	71,200	21,328
The Siam Commercial Bank PCL	193,500	657,609
		1,392,231
Turkey - 0.3%
Akbank TAS	649,930	321,423
Aksa Akrilik Kimya Sanayii AS	22,794	67,692
Aksa Enerji Uretim AS (a)	61,265	59,179
Haci Omer Sabanci Holding AS	94,813	112,752
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D (a)	35,533	37,018
Koza Altin Isletmeleri AS (a)	2,967	28,932
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	24,080	42,358
Logo Yazilim Sanayi Ve Ticaret AS	12,302	38,259
Sok Marketler Ticaret AS	30,455	25,696
Turk Telekomunikasyon AS	48,083	33,824
Vestel Elektronik Sanayi ve Ticaret AS	11,637	20,448
		787,581
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	256,322	730,060
Abu Dhabi Islamic Bank PJSC	57,365	136,262
Dubai Islamic Bank PJSC	116,223	194,794
		1,061,116
United Kingdom - 0.4%
Travis Perkins (a)	70,583	1,139,782

United States - 3.6%
Aon PLC - Class A	7,420	2,416,175
EPAM Systems, Inc. (a)	3,220	955,084
Mettler-Toledo International, Inc. (a)	1,440	1,977,394
ResMed, Inc.	10,780	2,614,258
STERIS PLC	7,950	1,922,071
		9,884,982
Total Common Stocks (Cost $188,693,208)		221,657,435

PREFERRED STOCKS - 0.8%
Brazil - 0.2%
Alpargatas SA	900	4,928
Cia Energetica de Minas Gerais	36,013	114,672
Cia Paranaense de Energia - Class B	85,600	136,642
Metalurgica Gerdau SA	22,000	56,559
Petroleo Brasileiro SA	24,200	169,668
Unipar Carbocloro SA - Class B	2,500	54,610
		537,079
Colombia - 0.0% (e)
Bancolombia SA	1,687	18,023
Germany - 0.6%
Bayerische Motoren Werke AG	2,232	172,958
Draegerwerk AG & Co. KGaA	598	33,093
Einhell Germany AG	210	41,670
Schaeffler AG	14,314	88,705
STO SE & Co. KGaA	346	79,024
Volkswagen AG	7,480	1,293,421
		1,708,871
Russia - 0.0% (e)
Surgutneftegas PJSC (b)(c)	270,800	–
Total Preferred Stocks (Cost $2,887,015)		2,263,973

U.S. TREASURY OBLIGATIONS - 0.6%	Par Value
U.S. Treasury Notes - 0.6%
0.125%, due 05/31/23	$ 144,000	141,030
0.250%, due 09/30/23	33,000	32,087
0.250%, due 06/15/24	250,000	238,438
0.750%, due 11/15/24	60,000	57,347
0.250%, due 10/31/25	59,000	54,391
0.875%, due 09/30/26	236,000	219,701
1.250%, due 11/30/26	361,000	341,484
1.500%, due 01/31/27	18,900	18,061
1.875%, due 02/28/27 (f)	63,000	61,317
1.125%, due 02/15/31	27,000	24,384
1.625%, due 05/15/31	288,000	271,215
1.875%, due 02/15/32	149,000	143,063
Total U.S. Treasury Obligations (Cost $1,686,044)		1,602,518

AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.690%, due 03/25/30 (g)	499,815	56,308
Series K-1501, 0.391%, due 04/25/30 (g)	2,737,227	65,573
Series K-110, 1.697%, due 04/25/30 (g)	498,718	54,874
Series K-118, 0.960%, due 09/25/30 (g)	997,183	66,510
Total Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $211,434)		243,265

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.0%
Alen 2021-ACEN Mortgage Trust
Series 2021-ACEN, 2.647%, due 04/17/34 (1 Month U.S. LIBOR + 2.250%) (d)(h)	200,000	195,414
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 1.119%, due 03/15/37 (1 Month U.S. LIBOR + 0.722%) (d)(h)	200,000	194,646
BBCMS 2021-AGW Mortgage Trust
Series 2021-AGW, 1.647%, due 06/16/36 (1 Month U.S. LIBOR + 1.250%) (d)(h)	500,000	490,540
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 1.797%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (d)(h)	82,243	80,603
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51 (d)(g)	561,659	512,185
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 3.944%, due 07/12/49 (g)	186,000	177,700
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67 (d)(g)	400,000	399,490
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 1.490%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (d)(h)	190,000	187,152
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (d)	200,000	195,278
JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (d)	150,000	149,511
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (d)(g)	63,980	63,252
JP Morgan Mortgage Trust 2018-5
Series 2018-5, 3.500%, due 10/25/48 (d)(g)	126,720	126,573
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (d)(g)	17,672	17,697
JP Morgan Mortgage Trust 2019-3
Series 2019-3, 4.000%, due 09/25/49 (d)(g)	3,537	3,539
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50 (d)(g)	149,269	149,016
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (d)(g)	89,646	89,499
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51 (d)(g)	271,095	247,470
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (d)(g)	71,259	71,154
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.095%, due 07/17/45 (g)	182,000	182,042
Morgan Stanley Capital I Trust 2016-BNK2
Series C, 3.892%, due 11/18/49 (g)	200,000	187,834
Provident Funding Mortgage Trust 2021-J1
Series 2.00000, 2.000%, due 10/25/51 (d)(g)	200,000	165,675
PSMC 2020-3 Trust
Series 2020-3, 3.000%, due 11/25/50 (d)(g)	79,681	78,369
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 2.207%, due 04/25/38 (1 Month U.S. LIBOR + 1.750%) (d)(h)	400,000	395,629
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43 (g)	91,559	88,256
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49 (d)(g)	5,773	5,801
Sequoia Mortgage Trust 2019-CH3
Series 2019-CH3, 4.000%, due 10/25/49 (d)(g)	10,018	10,050
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50 (d)(g)	200,000	186,618
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51 (d)(g)	400,000	336,427
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/15/41 (d)	220,000	202,911
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series A, 1.597%, due 05/15/31 (1 Month U.S. LIBOR + 1.200%) (d)(h)	100,000	98,001
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (d)(g)	129,605	127,474
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47 (g)	207,000	202,493
Total Non-Agency Mortgage-Backed Obligations (Cost $5,955,051)		5,618,299

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
BANK 2020-BNK30
Series 2020-BNK30, 1.329%, due 12/17/53 (g)	986,154	83,125
Benchmark 2020-B19 Mortgage Trust
Series 2020-B19, 1.775%, due 09/17/53 (g)	996,468	94,910
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.712%, due 08/15/53 (g)	788,064	68,532
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $285,765)		246,567

ASSET-BACKED SECURITIES - 1.6%
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/29	92,337	89,014
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29	53,515	51,033
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27	100,000	94,006
Beacon Container Finance II LLC
Series NT, 2.250%, due 10/22/46 (d)	95,858	91,314
CLI Funding VIII LLC
Series LLC, 2.720%, due 01/18/47 (d)	73,510	69,309
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (d)	117,546	117,361
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25	200,000	198,291
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35	269,499	245,632
Helios Issuer LLC
Series A, 2.980%, due 06/20/47 (d)	240,633	217,744
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (d)	207,484	202,792
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47 (d)	223,367	212,718
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31 (d)	200,000	193,782
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46 (d)	100,214	91,236
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/15/69 (d)	140,628	135,872
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69 (d)	84,227	80,505
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28 (d)	200,000	190,799
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26 (d)	100,000	94,753
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26 (d)	150,000	141,751
Santander Drive Auto Receivables Trust 2020-3
Series B, 0.690%, due 03/17/25	73,899	73,778
Series C, 1.120%, due 01/15/26	200,000	198,405
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26	100,000	97,304
SMB Private Education Loan Trust 2020-PTB
Series 1.60000, 1.600%, due 09/15/54 (d)	278,754	267,511
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (d)	400,000	399,777
Sofi Professional Loan Program 2017-C LLC
Series A-1, 1.057%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (d)(h)	72,115	71,964
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47 (d)	93,567	93,730
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (d)	250,000	250,549
United Airlines 2014-2 Class A Pass Through Trust
Series A, 3.750%, due 03/03/28	45,111	44,351
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (d)	187,363	169,678
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28 (d)	150,000	142,507
Westlake Automobile Receivables Trust 2020-3
Series B, 0.780%, due 11/17/25 (d)	200,000	198,189
Total Asset-Backed Securities (Cost $4,718,547)		4,525,655

COLLATERALIZED LOAN OBLIGATIONS - 1.9%
Aimco CLO 11 Ltd.
Series 2020-11R, 1.371%, due 10/17/34 (3 Month U.S. LIBOR + 1.130%) (d)(h)	250,000	247,300
Apidos CLO XXIII
Series XXIII, 1.461%, due 04/15/33 (3 Month U.S. LIBOR + 1.220%) (d)(h)	400,000	396,609
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 1.997%, due 05/15/36 (1 Month U.S. LIBOR + 1.600%) (d)(c)(h)	450,000	433,868
Benefit Street Partners CLO XIX Ltd.
Series A, 1.591%, due 01/15/33 (3 Month U.S. LIBOR + 1.350%) (d)(h)	400,000	397,628
Betony CLO 2 Ltd.
Series 2018, 1.379%, due 04/30/31 (3 Month U.S. LIBOR + 1.080%) (d)(h)	250,000	248,319
CARLYLE US CLO 2021-1 Ltd.
Series LTD, 1.381%, due 04/15/34 (3 Month U.S. LIBOR + 1.140%) (d)(h)	250,000	247,278
Dryden 78 CLO Ltd.
Series LTD, 1.421%, due 04/18/33 (3 Month U.S. LIBOR + 1.180%) (d)(h)	500,000	495,341
Madison Park Funding XXI Ltd.
Series FLT, 1.641%, due 10/15/32 (3 Month U.S. LIBOR + 1.400%) (d)(h)	250,000	248,139
Marble Point CLO XIV Ltd.
Series FLT, 1.534%, due 01/20/32 (3 Month U.S. LIBOR + 1.280%) (d)(h)	490,000	486,115
MF1 2021-FL7 Ltd.
Series 2021-FL7, 2.481%, due 10/16/36 (1 Month U.S. LIBOR + 2.050%) (d)(c)(h)	200,000	195,530
Octagon Investment Partners 48 Ltd.
Series A-R, 1.404%, due 10/20/34 (3 Month U.S. LIBOR + 1.150%) (d)(h)	400,000	396,096
OHA Credit Funding 3 Ltd.
Series A-R, 1.394%, due 07/02/35 (3 Month U.S. LIBOR + 1.140%) (d)(h)	250,000	247,750
OHA Loan Funding 2015-1 Ltd.
Series LTD, 1.360%, due 01/19/37 (3 Month U.S. LIBOR + 1.150%) (d)(h)	270,000	268,188
Palmer Square CLO 2019-1 Ltd.
Series 2019-1R, 1.545%, due 11/14/34 (3 Month U.S. LIBOR + 1.150%) (d)(h)	250,000	248,364
PFP 2021-8 Ltd.
Series 2021-8, 2.231%, due 08/09/37 (1 Month U.S. LIBOR + 1.800%) (d)(c)(h)	100,000	98,004
TCI-Symphony CLO 2016-1 Ltd.
Series FLT, 1.264%, due 10/13/32 (3 Month U.S. LIBOR + 1.020%) (d)(h)	500,000	491,078
Total Collateralized Loan Obligations (Cost $5,199,385)		5,145,607

CORPORATE BONDS - 3.9%
Australia - 0.0% (e)
Scentre Group Trust 1
3.625%, due 01/28/26 (d)	99,000	99,353
Britain - 0.2%
BAT International Finance PLC
1.668%, due 03/25/26	165,000	151,747
BP Capital Markets PLC
3.535%, due 11/04/24	122,000	123,840
Royalty Pharma PLC
0.750%, due 09/02/23	66,000	64,147
1.750%, due 09/02/27	67,000	60,754
2.200%, due 09/02/30	105,000	91,915
		492,403
Canada - 0.1%
Royal Bank of Canada
1.200%, due 04/27/26	100,000	92,531
The Bank of Nova Scotia
2.700%, due 08/03/26	182,000	178,316
		270,847
Cayman Islands - 0.0% (e)
XLIT Ltd.
4.450%, due 03/31/25	80,000	82,275
Japan - 0.1%
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23	77,000	78,136
Sumitomo Mitsui Trust Bank Ltd.
2.800%, due 03/10/27 (d)	71,000	68,723
		146,859
United States - 3.5%
3M Co.
2.000%, due 02/14/25	102,000	99,761
AbbVie, Inc.
3.800%, due 03/15/25	140,000	142,726
Aflac, Inc.
3.250%, due 03/17/25	100,000	100,902
Altria Group, Inc.
3.400%, due 05/06/30	102,000	97,732
Amazon.com, Inc.
1.500%, due 06/03/30	146,000	130,609
Ameren Illinois Co.
3.800%, due 05/15/28	87,000	89,008
American Express Co.
2.250%, due 03/04/25	76,000	74,605
American Honda Finance Corp.
1.200%, due 07/08/25	81,000	76,237
American International Group, Inc.
3.900%, due 04/01/26	162,000	166,030
Amgen, Inc.
3.200%, due 11/02/27	132,000	132,360
Amphenol Corp.
2.800%, due 02/15/30	107,000	101,281
Apple, Inc.
1.200%, due 02/08/28	100,000	90,759
Assurant, Inc.
4.200%, due 09/27/23	77,000	78,290
AT&T, Inc.
2.250%, due 02/01/32	160,000	141,879
Bank of America Corp.
4.125%, due 01/22/24	214,000	219,576
4.000%, due 01/22/25	82,000	83,507
1.734%, due 07/22/27 (SOFR Rate + 0.960%) (h)	153,000	141,833
2.592%, due 04/29/31 (SOFR Rate + 2.150%) (h)	194,000	178,871
Broadcom, Inc.
4.150%, due 11/15/30	64,000	64,693
Carrier Global Corp.
2.722%, due 02/15/30	215,000	201,691
Caterpillar Financial Services Corp.
2.850%, due 05/17/24	104,000	104,560
Charter Communications Operating LLC
4.464%, due 07/23/22	64,000	64,229
Citigroup, Inc.
0.981%, due 05/01/25 (SOFR Rate + 0.669%) (h)	150,000	142,903
4.450%, due 09/29/27	88,000	90,555
Constellation Brands, Inc.
3.700%, due 12/06/26	102,000	103,116
CVS Health Corp.
3.875%, due 07/20/25	270,000	275,393
1.750%, due 08/21/30	160,000	140,111
Duke Energy Corp.
3.150%, due 08/15/27	156,000	153,764
Ecolab, Inc.
4.800%, due 03/24/30	70,000	77,415
Entergy Corp.
0.900%, due 09/15/25	110,000	100,786
Enterprise Products Operating LLC
2.800%, due 01/31/30	80,000	76,686
Equinix, Inc.
1.250%, due 07/15/25	145,000	135,131
Exxon Mobil Corp.
2.275%, due 08/16/26	109,000	106,632
Fox Corp.
3.050%, due 04/07/25	167,000	166,712
Global Payments, Inc.
2.650%, due 02/15/25	90,000	88,213
HCA, Inc.
4.125%, due 06/15/29	113,000	115,119
Johnson & Johnson
0.950%, due 09/01/27	100,000	91,445
1.300%, due 09/01/30	100,000	89,005
JPMorgan Chase & Co.
2.776%, due 04/25/23 (3 Month U.S. LIBOR + 0.935%) (h)	187,000	187,026
3.875%, due 09/10/24	211,000	215,647
1.578%, due 04/22/27 (SOFR Rate + 0.885%) (h)	150,000	139,632
1.953%, due 02/04/32 (SOFR Rate + 1.065%) (h)	80,000	69,632
2.580%, due 04/22/32 (SOFR Rate + 1.250%) (h)	208,000	190,488
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25	77,000	79,527
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23	77,000	77,514
Kite Realty Group LP
4.000%, due 10/01/26	109,000	109,119
Microsoft Corp.
2.400%, due 08/08/26	213,000	210,883
Morgan Stanley
0.560%, due 11/10/23 (SOFR Rate + 0.466%) (h)	161,000	159,171
1.164%, due 10/21/25 (SOFR Rate + 0.560%) (h)	110,000	104,473
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (h)	257,000	247,994
1.593%, due 05/04/27 (SOFR Rate + 0.879%) (h)	200,000	185,772
2.239%, due 07/21/32 (SOFR Rate + 1.178%) (h)	102,000	90,359
MPLX LP
4.875%, due 12/01/24	81,000	83,835
2.650%, due 08/15/30	59,000	53,985
Oracle Corp.
2.950%, due 04/01/30	231,000	213,297
O'Reilly Automotive, Inc.
3.600%, due 09/01/27	182,000	184,187
PepsiCo, Inc.
2.625%, due 07/29/29	92,000	89,875
Phillips 66
0.900%, due 02/15/24	78,000	75,502
Raytheon Technologies Corp.
3.200%, due 03/15/24	101,000	102,123
Realty Income Corp.
3.250%, due 01/15/31	194,000	189,878
Ross Stores, Inc.
4.600%, due 04/15/25	131,000	135,558
Sabine Pass Liquefaction LLC
5.625%, due 03/01/25	62,000	65,565
Sierra Pacific Power Co.
2.600%, due 05/01/26	140,000	137,163
Southwestern Electric Power Co.
1.650%, due 03/15/26	100,000	93,999
Steel Dynamics, Inc.
1.650%, due 10/15/27	80,000	72,267
The AES Corp.
1.375%, due 01/15/26	78,000	71,803
The Boeing Co.
4.875%, due 05/01/25	82,000	84,634
The Charles Schwab Corp.
3.300%, due 04/01/27	59,000	59,337
The Goldman Sachs Group, Inc.
2.908%, due 06/05/23 (3 Month U.S. LIBOR + 1.053%) (h)	158,000	158,110
0.855%, due 02/12/26 (SOFR Rate + 0.609%) (h)	100,000	93,138
The Home Depot, Inc.
1.500%, due 09/15/28	133,000	120,744
The Walt Disney Co.
2.200%, due 01/13/28	79,000	75,060
T-Mobile USA, Inc.
3.750%, due 04/15/27	80,000	80,615
Verizon Communications, Inc.
4.329%, due 09/21/28	80,000	84,185
2.355%, due 03/15/32 (d)	175,000	157,729
VMware, Inc.
1.000%, due 08/15/24	104,000	99,099
Walmart, Inc.
1.050%, due 09/17/26	166,000	154,515
Wells Fargo & Co.
2.406%, due 10/30/25 (SOFR Rate + 1.087%) (h)	249,000	243,701
		9,581,266
Total Corporate Bonds (Cost $11,509,546)		10,673,003
	Shares
RIGHTS - 0.0% (e)
China Galaxy Securities Co. Ltd. (a)(b)	83	–
Total Rights (Cost $0)		–

AFFILIATED REGISTERED INVESTMENT COMPANIES - 4.7%
Voya Emerging Markets Hard Currency Debt Fund - Class P	248,138	2,081,881
Voya High Yield Bond Fund - Class P	259,947	1,970,398
Voya Investment Grade Credit Fund - Class P	151,370	1,540,946
Voya Securitized Credit Fund - Class P	771,251	7,380,871
Total Affiliated Registered Investment Companies (Cost $13,377,149)		12,974,096

Total Investments at Value - 96.1% (Cost $234,523,144)		264,950,418
Other Assets in Excess of Liabilities - 3.9%		10,619,605
Net Assets - 100.0%		$275,570,023

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
ADR	American Depository Receipt
CDI	CREST Depository Interest
CVA	Certificaten Van Aandelen
GDR	Global Depository Receipt
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depository Receipt
SDR	Special Depository Receipt
SOFR	Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $36,753 as of March 31, 2022, representing 0.0% of net assets.

(c)	Illiquid security. The total value of such securities is $764,155 as of March 31, 2022, representing 0.3% of net assets.
(d)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of March 31, 2022, the value of these investments was $20,932,102, or 7.6% of total net assets.

(e)	Represents less than 0.1%.
(f)	This security or a partial position of this security is on loan at March 31, 2022. The total market value of securities on loan at March 31, 2022 was $661,276.
(g)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of March 31, 2022.
(h)	Variable rate security based on a reference index and spread. The rate listed is as of March 31, 2022.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2022 (Unaudited)

				Value/
			Notional	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	6	06/30/2022	$1,190,797	$15,726
5-Year U.S. Treasury Note Future	30	06/30/2022	2,783,126	60,344
10-Year U.S. Treasury Note Future	20	06/21/2022	2,016,379	66,991
U.S. Treasury Long Bond Future	7	06/21/2022	879,744	29,508
Ultra 10-Year U.S. Treasury Bond Future	21	06/21/2022	1,921,120	85,192
Ultra Long-Term U.S. Treasury Bond Future	6	06/21/2022	618,414	27,897
Total Futures Contracts Sold Short			$9,409,580	$285,658

The average monthly notional amount of futures contracts sold short for Wilshire International Equity Fund during the three months ended March 31, 2022 was $9,194,183.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF TOTAL RETURN SWAPS
March 31, 2022 (Unaudited)

		Pay/Receive
		Total Return						Value/
	Reference	on Reference	Financing	Maturity	Payment		Notional	Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Depreciation
Morgan Stanley Capital	MSCI EAFE Total Return Index	Receive	(U.S. Federal Funds Rate + 0.070%)	11/02/2022	Monthly	4,336	$31,394,184	$(1,105,920)
Morgan Stanley Capital	MSCI Emerging Markets Total Return Index	Receive	(U.S. Federal Funds Rate + 0.120%)	11/02/2022	Monthly	25,124	14,216,164	(1,273,145)
Total Return Swaps								$(2,379,065)

The average monthly notional amount of total return swaps for Wilshire International Equity Fund during the three months ended March 31, 2022 was $52,522,180.

WILSHIRE INTERNATIONAL EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

Wilshire International Equity Fund uses a third-party pricing agent who provides a daily fair value for foreign securities. In the event that the Adviser believes that the fair values provided are not reliable, the Adviser may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2022, there have been no significant changes to the Fund's fair value methodologies.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Wilshire International Equity Fund	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .
Australia . . . . . . . . . . . . . . . . . . . . . . .	$1,344,854	$6,479,708	$-	*	$7,824,562
Austria . . . . . . . . . . . . . . . . . . . . . . .	-	358,560	-		358,560
Belgium . . . . . . . . . . . . . . . . . . . . . . .	-	528,050	-		528,050
Brazil . . . . . . . . . . . . . . . . . . . . . . .	3,345,433	-	-		3,345,433
Britain . . . . . . . . . . . . . . . . . . . . . . .	1,077,100	20,262,637	-		21,339,737
Canada . . . . . . . . . . . . . . . . . . . . . . .	14,859,168	-	-		14,859,168
Chile . . . . . . . . . . . . . . . . . . . . . . .	82,523	-	-		82,523
China . . . . . . . . . . . . . . . . . . . . . . .	2,649,696	7,241,269	-		9,890,965
Czech Republic . . . . . . . . . . . . . . . . . . . . . . .	-	786,394	-		786,394
Denmark . . . . . . . . . . . . . . . . . . . . . . .	-	7,608,763	-		7,608,763
Egypt . . . . . . . . . . . . . . . . . . . . . . .	117,900	-	-		117,900
Finland . . . . . . . . . . . . . . . . . . . . . . .	-	2,658,203	-		2,658,203
France . . . . . . . . . . . . . . . . . . . . . . .	-	16,129,195	-		16,129,195
Georgia . . . . . . . . . . . . . . . . . . . . . . .	-	30,964	-		30,964
Germany . . . . . . . . . . . . . . . . . . . . . . .	-	9,116,044	-		9,116,044
Gibraltar . . . . . . . . . . . . . . . . . . . . . . .	-	54,332	-		54,332
Greece . . . . . . . . . . . . . . . . . . . . . . .	-	124,467	-	*	124,467
Hong Kong . . . . . . . . . . . . . . . . . . . . . . .	31,022	6,333,988	-	*	6,365,010
Hungary . . . . . . . . . . . . . . . . . . . . . . .	-	61,495	-		61,495
India . . . . . . . . . . . . . . . . . . . . . . .	220,393	4,111,862	-		4,332,255
Indonesia . . . . . . . . . . . . . . . . . . . . . . .	-	439,917	-		439,917
Ireland . . . . . . . . . . . . . . . . . . . . . . .	4,486,085	2,795,439	-		7,281,524
Isle Of Man . . . . . . . . . . . . . . . . . . . . . . .	-	50,839	-		50,839
Israel . . . . . . . . . . . . . . . . . . . . . . .	235,534	478,807	-		714,341
Italy . . . . . . . . . . . . . . . . . . . . . . .	109,755	5,577,941	-		5,687,696
Japan . . . . . . . . . . . . . . . . . . . . . . .	242,345	29,477,162	-		29,719,507
Jersey . . . . . . . . . . . . . . . . . . . . . . .	-	44,275	-		44,275
Luxembourg . . . . . . . . . . . . . . . . . . . . . . .	-	166,983	-		166,983
Malaysia . . . . . . . . . . . . . . . . . . . . . . .	-	495,798	-		495,798
Malta . . . . . . . . . . . . . . . . . . . . . . .	-	213,307	-		213,307
Mauritius . . . . . . . . . . . . . . . . . . . . . . .	-	120,022	-		120,022
Mexico . . . . . . . . . . . . . . . . . . . . . . .	685,764	-	-		685,764
Monaco . . . . . . . . . . . . . . . . . . . . . . .	32,429	-	-		32,429
Netherlands . . . . . . . . . . . . . . . . . . . . . . .	2,596,513	6,174,282	-		8,770,795
New Zealand . . . . . . . . . . . . . . . . . . . . . . .	-	81,708	-		81,708
Norway . . . . . . . . . . . . . . . . . . . . . . .	-	840,220	-		840,220
Peru . . . . . . . . . . . . . . . . . . . . . . .	-	24,511	-		24,511
Philippines . . . . . . . . . . . . . . . . . . . . . . .	5,441	388,928	-		394,369
Poland . . . . . . . . . . . . . . . . . . . . . . .	-	392,096	-		392,096
Portugal . . . . . . . . . . . . . . . . . . . . . . .	-	316,098	-		316,098
Qatar . . . . . . . . . . . . . . . . . . . . . . .	-	280,822	-		280,822
Russia . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	*	-
Saudi Arabia . . . . . . . . . . . . . . . . . . . . . . .	-	558,999	-		558,999
Singapore . . . . . . . . . . . . . . . . . . . . . . .	10,182	1,981,256	-		1,991,438
South Africa . . . . . . . . . . . . . . . . . . . . . . .	107,226	1,619,882	-		1,727,108
South Korea . . . . . . . . . . . . . . . . . . . . . . .	69,804	6,480,838	36,753		6,587,395
Spain . . . . . . . . . . . . . . . . . . . . . . .	-	3,041,881	-		3,041,881
Sweden . . . . . . . . . . . . . . . . . . . . . . .	4,974	5,047,176	-		5,052,150
Switzerland . . . . . . . . . . . . . . . . . . . . . . .	-	15,620,750	-		15,620,750
Taiwan . . . . . . . . . . . . . . . . . . . . . . .	1,269,802	9,175,179	-		10,444,981
Thailand . . . . . . . . . . . . . . . . . . . . . . .	759,262	632,969	-		1,392,231
Turkey . . . . . . . . . . . . . . . . . . . . . . .	-	787,581	-		787,581
United Arab Emirates . . . . . . . . . . . . . . . . . . . . . . .	-	1,061,116	-		1,061,116
United Kingdom . . . . . . . . . . . . . . . . . . . . . . .	-	1,139,782	-		1,139,782
United States . . . . . . . . . . . . . . . . . . . . . . .	9,884,982	-	-		9,884,982
Total Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	44,228,187	177,392,495	36,753		221,657,435

Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . .
Brazil . . . . . . . . . . . . . . . . . . . . . . .	537,079	-	-		537,079
Colombia . . . . . . . . . . . . . . . . . . . . . . .	18,023	-	-		18,023
Germany . . . . . . . . . . . . . . . . . . . . . . .	-	1,708,871	-		1,708,871
Russia . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	*	-
Total Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . .	555,102	1,708,871	-		2,263,973

U.S. Treasury Obligations . . . . . . . . . . . . . . . .	-	1,602,518	-		1,602,518
Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	243,265	-		243,265
Non-Agency Mortgage-Backed Obligations . .	-	5,618,299	-		5,618,299
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	246,567	-		246,567
Asset-Backed Securities . . . . . . . . . . . . . . . . .	-	4,525,655	-		4,525,655
Collateralized Loan Obligations . . . . . . . . . . . .	-	5,145,607	-		5,145,607
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	10,673,003	-		10,673,003
Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	*	-
Affiliated Registered Investment Companies . .	12,974,096	-	-		12,974,096
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$57,757,385	$207,156,280	$36,753		$264,950,418

Other Financial Instruments**
Asset
Unrealized appreciation on futures contracts	$285,658	$-	$-		$285,658
Total Assets . . . . . . .	$285,658	$-	$-		$285,658

Liabilities
Unrealized depreciation on swap contracts	$-	$(2,379,065)	$-		$(2,379,065)
Total Liabilities. . . . . . . . .	$-	$(2,379,065)	$-		$(2,379,065)

* Includes securities that have been fair valued at $0.

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type. Wilshire International Equity Fund held common stocks, preferred stocks, and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $36,753, $0, and $0, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Fund has over 1% of Level 3 investments.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire International Equity Fund during the three months ended March 31, 2022, certain securities held by the Fund are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire International Equity Fund during the three months ended
March 31, 2022 and the value of such investments as of March 31, 2022 were as follows:

Fund	Value as of December 31, 2021	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value as of March 31, 2022	Income Distribution	Long-Term Capital Gain Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P	$2,298,725	$27,554	$-	$-	$(244,398)	$2,081,881	$26,806	$-
Voya High Yield Bond Fund - Class P	2,479,447	32,015	(400,000)	(15,842)	(125,222)	1,970,398	31,722	-
Voya Investment Grade Credit Fund - Class P	709,584	904,050	-	-	(72,688)	1,540,946	5,359	-
Voya Securitized Credit Fund - Class P	9,085,479	77,524	(1,600,000)	22,427	(204,559)	7,380,871	75,150	-
	$14,573,235	$1,041,143	$(2,000,000)	$6,585	$(646,867)	$12,974,096	$139,037	$-